Notes to the Consolidated Financial Statements Notes to the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Notes to the Consolidated Financial Statements
Algonquin Power & Utilities Corp. (“APUC” or the “Company”) is an incorporated entity under the Canada Business Corporations Act. APUC is a diversified generation, transmission and distribution utility company. The distribution business group operates in the United States under the name of Liberty Utilities Co. (“Distribution Group”) and provides rate regulated water, electricity and natural gas utility services. The non-regulated generation business group operates under the name Algonquin Power Co. (“Generation Group”) and owns or has interests in a portfolio of North American based contracted wind, solar, hydroelectric and natural gas powered generating facilities. The transmission business group operates under the name Liberty Utilities (Pipeline & Transmission) ("Transmission Group") and invests in rate regulated electric transmission and natural gas pipeline systems in the United States and Canada.